<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 12th day of August, 2009.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 232
FORM 13F INFORMATION TABLE VALUE TOTAL: $393,789,458

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






3M Company
Abbott Labs
Accenture Ltd   Class A
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Akamai Technologies
Alberto-Culver Co.
Alcoa, Inc.
Alliance One International
Altria Group, Inc.
America First Tax Exempt
Apache Corp.
Apple, Inc.
AT&T Corp.
Atlas Energy Resources LLC
Automatic Data Processing, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
G1150G111
4930202
8474108
00971T101
013078100
13817101
18772103
02209S103
02364V107
037411105
037833100
00206R102
49303100
53015103

$8,421,152
$1,407,390
$798,556
$3,170,193
$391,763
$778,708
$254,300
$253,085
$561,347
$645,832
$272,492
$3,958,726
$5,515,887
$1,791,833
$715,050
$890,855


140,119
29,919
23,866
251,005
7,465
40,600
10,000
24,500
147,723
39,404
50,933
54,868
38,727
72,135
35,000
25,137

140,119
29,919
23,866
251,005
7,465
40,600
10,000
24,500
147,723
39,404
50,933
54,868
38,727
72,135
35,000
25,137



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






3M Company
Abbott Labs
Accenture Ltd   Class A
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Akamai Technologies
Alberto-Culver Co.
Alcoa, Inc.
Alliance One International
Altria Group, Inc.
America First Tax Exempt
Apache Corp.
Apple, Inc.
AT&T Corp.
Atlas Energy Resources LLC
Automatic Data Processing, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

140,119
29,919
23,866
251,005
7,465
40,600
10,000
24,500
147,723
39,404
50,933
54,868
38,727
72,135
35,000
25,137

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Baidu, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Bio Imaging Tech, Inc.
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

056752108
57665200
05945K102
60505104
06425J102
67901108
71813109
54937107
75887109
84670207
84670108
88606108
09056N103
09247Q106
09249 E101
09255X100
92475102


$407,074
$3,275,406
$599,551
$7,032,868
$481,334
$281,820
$236,202
$11,737,540
$496,104
$11,658,209
$2,070,000
$4,308,017
$64,082
$200,622
$219,095
$136,500
$292,051


1,352
133,581
166,542
532,793
106,963
8,400
4,460
534,010
6,957
4,026
23
78,714
17,900
17,400
19,954
12,500
33,225


1,352
133,581
166,542
532,793
106,963
8,400
4,460
534,010
6,957
4,026
23
78,714
17,900
17,400
19,954
12,500
33,225










Baidu, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Bio Imaging Tech, Inc.
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


1,352
133,581
166,542
532,793
106,963
8,400
4,460
534,010
6,957
4,026
23
78,714
17,900
17,400
19,954
12,500
33,225


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mun 2018 Fd.
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Breakwater Resources Ltd
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Carbo Ceramics

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09247F100
92474105
09247D105
09249W101
09248C106
09249U105
09249R102
09248T109
09249G106
96627104
55622104
106902307
110122108
118230101
136385101
139793103
140781105


$495,924
$221,235
$263,290
$406,775
$378,930
$120,200
$126,500
$310,580
$370,996
$677,400
$1,436,694
$39,015
$234,215
$1,173,542
$482,908
$663,466
$243,675


79,475
21,500
22,600
30,700
25,500
10,000
10,000
29,300
33,850
30,000
30,132
153,000
11,532
27,400
9,200
139,677
7,125


79,475
21,500
22,600
30,700
25,500
10,000
10,000
29,300
33,850
30,000
30,132
153,000
11,532
27,400
9,200
139,677
7,125









Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mun 2018 Fd.
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Breakwater Resources Ltd
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Carbo Ceramics

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


79,475
21,500
22,600
30,700
25,500
10,000
10,000
29,300
33,850
30,000
30,132
153,000
11,532
27,400
9,200
139,677
7,125


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Cardinal Financial Group
Cass Information Systems, Inc.
Caterpillar, Inc.
Celgene Corp.
Chesapeake Energy Corp.
Chevron Corporation
China Mobile Ltd.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
CommScope, Inc.
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Cooperative Bankshares, Inc.
Copart, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


14149F109
14808P109
149123101
151020104
165167107
166764100
16941M109
17275R102
172967101
191216100
194162103
203372107
20451N101
206013104
20825C104
216844100
217204106

$548,100
$394,779
$3,960,637
$2,058,172
$301,773
$1,389,064
$484,774
$9,488,822
$146,831
$2,703,373
$5,466,151
$2,665,390
$562,828
$1,131
$758,851
$12,300
$479,694


70,000
12,058
119,874
43,022
15,218
20,967
9,680
508,784
49,438
56,332
77,271
101,500
10,250
18,850
18,042
30,000
13,836


70,000
12,058
119,874
43,022
15,218
20,967
9,680
508,784
49,438
56,332
77,271
101,500
10,250
18,850
18,042
30,000
13,836










Cardinal Financial Group
Cass Information Systems, Inc.
Caterpillar, Inc.
Celgene Corp.
Chesapeake Energy Corp.
Chevron Corporation
China Mobile Ltd.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
CommScope, Inc.
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Cooperative Bankshares, Inc.
Copart, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


70,000
12,058
119,874
43,022
15,218
20,967
9,680
508,784
49,438
56,332
77,271
101,500
10,250
18,850
18,042
30,000
13,836


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









CVS Caremark Corp.

DCP Midstream Partners LP

Dentsply Intl. Inc. New

Devon Energy Corp.

Diamond Offshore Drilling

Disney, Walt Company

Duke Energy Corporation

Duncan Energy Partners LP

Eaton Corp

Ecolab, Inc.

El Paso Pipeline Partners LP

EMC Corp. MASS

Emerson Electric

Encana Corp.

Encore Energy Partners LP

Energy Transfer Equity LP

Energy Transfer Partners LP


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


126650100
23311P100
249030107
25179M103
25271C102
254687106
264399106
265026104
278058102
278865100
283702108
268648102
291011104
292505104
29257A106
29273V100
29273R109

$1,894,225
$394,030
$366,840
$5,830,628
$526,952
$1,088,624
$555,412
$323,400
$207,347
$325,567
$490,840
$395,803
$1,310,936
$1,891,832
$143,000
$431,290
$2,125,725


59,436
18,200
12,000
106,984
6,345
46,662
38,068
20,000
4,648
8,350
28,000
30,214
40,461
38,242
10,000
17,000
52,500


59,436
18,200
12,000
106,984
6,345
46,662
38,068
20,000
4,648
8,350
28,000
30,214
40,461
38,242
10,000
17,000
52,500










CVS Caremark Corp.
DCP Midstream Partners LP
Dentsply Intl. Inc. New
Devon Energy Corp.
Diamond Offshore Drilling
Disney, Walt Company
Duke Energy Corporation
Duncan Energy Partners LP
Eaton Corp
Ecolab, Inc.
El Paso Pipeline Partners LP
EMC Corp. MASS
Emerson Electric
Encana Corp.
Encore Energy Partners LP
Energy Transfer Equity LP
Energy Transfer Partners LP



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


59,436
18,200
12,000
106,984
6,345
46,662
38,068
20,000
4,648
8,350
28,000
30,214
40,461
38,242
10,000
17,000
52,500



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Enterprise GP Holdings LP
Enterprise Products Partners
EQT Corp.
Exactech, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
First Community Bancshares NEV
Flowserve Corporation
Fluor Corp.
FNB United Corp.
Forest Oil Corp.
FPL Group, Inc.
Freeport McMoran Copper & Gold
FX Energy, Inc.
Gamestop Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


293716106
293792107
26884L109
30064 109
302290101
306137100
31620M106
31946M103
31983A103
34354P105
343412102
302519103
346091705
302571104
35671D857
302695101
36467W109



$326,690
$3,177,356
$373,502
$290,000
$5,088,539
$4,177,378
$481,036
$903,340
$557,397
$359,522
$569,319
$37,202
$286,986
$279,979
$525,053
$2,823,626
$1,127,550



13,000
127,400
10,699
20,000
72,787
879,448
24,100
6,759
43,411
5,150
11,100
15,001
19,235
4,924
10,478
739,169
51,229



13,000
127,400
10,699
20,000
72,787
879,448
24,100
6,759
43,411
5,150
11,100
15,001
19,235
4,924
10,478
739,169
51,229











Enterprise GP Holdings LP
Enterprise Products Partners
EQT Corp.
Exactech, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
First Community Bancshares NEV
Flowserve Corporation
Fluor Corp.
FNB United Corp.
Forest Oil Corp.
FPL Group, Inc.
Freeport McMoran Copper & Gold
FX Energy, Inc.
Gamestop Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


13,000
127,400
10,699
20,000
72,787
879,448
24,100
6,759
43,411
5,150
11,100
15,001
19,235
4,924
10,478
739,169
51,229



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









General Dynamics Corp.
General Electric Company
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
GlaxoSmithKline PLC ORDF
Goldman Sachs Group, Inc.
Google, Inc. CL A
Government Properties Income Reit
Green Mountain Coffee Roaster
Greenhaven Continuous Commodity
Harold's Stores
Hatteras Financial Corp.
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hospitality Pptys TR SH Ben Int


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


369550108
369604103
373737105
375558103
37733W105
G3910J112
38141G104
38259P508
38376A103
393122106
395258106
413353202
41902R103
420261109
428236103
431284108
44106M102



$393,158
$5,661,815
$510,936
$505,872
$281,483
$205,923
$517,809
$4,470,540
$1,847,700
$729,836
$1,364,792
$128
$1,000,650
$2,002,236
$1,139,711
$1,709,851
$1,070,100



7,098
483,090
48,800
10,800
7,965
11,697
3,512
10,604
90,000
12,345
59,650
320,298
35,000
88,673
29,488
76,435
90,000



7,098
483,090
48,800
10,800
7,965
11,697
3,512
10,604
90,000
12,345
59,650
320,298
35,000
88,673
29,488
76,435
90,000











General Dynamics Corp.
General Electric Company
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
GlaxoSmithKline PLC ORDF
Goldman Sachs Group, Inc.
Google, Inc. CL A
Government Properties Income Reit
Green Mountain Coffee Roaster
Greenhaven Continuous Commodity
Harold's Stores
Hatteras Financial Corp.
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hospitality Pptys TR SH Ben Int

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

7,098
483,090
48,800
10,800
7,965
11,697
3,512
10,604
90,000
12,345
59,650
320,298
35,000
88,673
29,488
76,435
90,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Hubbell Inc. Class B
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ishares FTSE XINHUA
Ishares Iboxx Investor
Ishares Lehman Treasury
Ishares MSCI Brazil Free Index Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Japan Index Fd
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares TR - S&P Global Info Tech
Ishares TR Barclays Bnd 1-3YrsTRS
Ishares TR Comex Gold


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


443510201
458140100
459200101
06739F291
464287184
464287242
464287176
464286400
464287465
464287234
464286848
464286665
464287200
464287341
464287291
464287457
464285105

$369,043
$5,699,149
$4,249,163
$988,894
$2,301,970
$392,095
$6,041,787
$410,623
$1,124,406
$5,114,160
$94,300
$221,658
$2,695,327
$851,925
$479,375
$405,994
$328,500

11,511
344,359
40,693
20,198
59,994
3,910
59,443
7,752
24,545
158,677
10,000
6,999
29,186
27,750
10,720
4,850
3,600

11,511
344,359
40,693
20,198
59,994
3,910
59,443
7,752
24,545
158,677
10,000
6,999
29,186
27,750
10,720
4,850
3,600









Hubbell Inc. Class B
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ishares FTSE XINHUA
Ishares Iboxx Investor
Ishares Lehman Treasury
Ishares MSCI Brazil Free Index Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Japan Index Fd
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares TR - S&P Global Info Tech
Ishares TR Barclays Bnd 1-3 YrsTRS
Ishares TR Comex Gold



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


11,511
344,359
40,693
20,198
59,994
3,910
59,443
7,752
24,545
158,677
10,000
6,999
29,186
27,750
10,720
4,850
3,600

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kinder Morgan Energy Partners LP
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lee Enterprises, Inc.
Lender Processing Services
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464288513
464287655
464287499
478160104
487836108
494550106
496902404
50075N104
502424104
50540R409
523768109
52602 E102
532457108
534187109
536020100
548661107
55907R108

$278,985
$896,709
$1,390,646
$11,997,978
$4,118,465
$2,832,048
$194,205
$367,050
$1,817,062
$309,122
$262,123
$334,629
$374,701
$198,070
$371,830
$9,851,436
$1,272,920

3,500
17,555
21,228
211,232
88,436
55,400
10,700
14,485
26,190
4,560
494,571
12,050
10,817
11,509
19,000
507,544
60,500

3,500
17,555
21,228
211,232
88,436
55,400
10,700
14,485
26,190
4,560
494,571
12,050
10,817
11,509
19,000
507,544
60,500









Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kinder Morgan Energy Partners LP
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lee Enterprises, Inc.
Lender Processing Services
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


3,500
17,555
21,228
211,232
88,436
55,400
10,700
14,485
26,190
4,560
494,571
12,050
10,817
11,509
19,000
507,544
60,500

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0




















Market Vectors ETF TR Global
McDermott Intl., Inc.
McDonalds Corporation
Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Midcap SPDR Trust Unit SER
Moore-Handley, Inc.
Morgan, JP Chase & Co.
Mosaic Company
National Dentex Corp.
Newbridge Bancorp
Nokia Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


570604605
580037109
580135101
584404107
58457V206
585055106
589331107
591520200
592688105
594918104
595635103
615762101
46625H100
61945A107
63563H109
65080T102
654902204

$382,395
$672,870
$4,660,139
$252,886
$74,589
$3,782,181
$3,607,036
$126,360
$702,065
$12,837,302
$341,900
$14,193
$929,804
$1,688,938
$1,383,421
$36,223
$3,332,580

11,100
33,130
81,060
119,851
10,500
108,403
129,007
18,000
9,100
540,063
3,250
17,100
27,259
38,125
212,507
17,499
228,572

11,100
33,130
81,060
119,851
10,500
108,403
129,007
18,000
9,100
540,063
3,250
17,100
27,259
38,125
212,507
17,499
228,572









Market Vectors ETF TR Global
McDermott Intl., Inc.
McDonalds Corporation
Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Midcap SPDR Trust Unit SER
Moore-Handley, Inc.
Morgan, JP Chase & Co.
Mosaic Company
National Dentex Corp.
Newbridge Bancorp
Nokia Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


11,100

33,130

81,060

119,851

10,500

108,403

129,007

18,000

9,100

540,063

3,250

17,100

27,259

38,125

212,507

17,499

228,572


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Norvartis A G Spon ADR F
NovaGold Resources, Inc.
Nuveen Divid Ad Mun Fd. 2
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Oil Service Holders Dep.
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Path 1 Network Techs.
Penn Virginia Group Holding LP
Pepsico, Inc.
Petroleo Brasileiro
Pfizer, Inc.
Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Powershares Exchange Global Water


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


66987V109
66987 E206
67070F100
67062H106
67071D104
67072D103
678002106
679580100
680223104
703186205
70788P105
713448108
71654V408
717081103
718172109
72201B101
73936T623

$202,563
$2,187,478
$140,030
$224,700
$426,438
$535,565
$414,847
$233,714
$362,253
$116
$215,220
$17,346,242
$2,868,928
$2,588,955
$4,829,257
$135,120
$544,242

4,966
511,093
11,000
17,500
31,800
39,908
4,247
6,962
36,777
29,000
17,000
315,616
70,008
172,597
110,712
12,000
36,600

4,966
511,093
11,000
17,500
31,800
39,908
4,247
6,962
36,777
29,000
17,000
315,616
70,008
172,597
110,712
12,000
36,600









Norvartis A G Spon ADR F
NovaGold Resources, Inc.
Nuveen Divid Ad Mun Fd. 2
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Oil Service Holders Dep.
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Path 1 Network Techs.
Penn Virginia Group Holding LP
Pepsico, Inc.
Petroleo Brasileiro
Pfizer, Inc.
Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Powershares Exchange Global Water



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,966
511,093
11,000
17,500
31,800
39,908
4,247
6,962
36,777
29,000
17,000
315,616
70,008
172,597
110,712
12,000
36,600

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Powershres ExchTrad Fd Tr Cln Egy
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares TR Ultra S&P 500
Qualcomm, Inc.
Range Resources, Inc.
Regions Financial Corp.
Ruddick Corp.
S P D R Trust Unit
Sara Lee Corporation
SCBT Finanical Corp.
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
SPDR Gold Trust
Spectra Energy Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


73935X500
74005P104
742718109
743263105
74347R107
747525103
75281A109
758940100
781258108
78462F103
803111103
78401V102
834156101
835495102
842632101
78463V107
847560109

$862,848
$487,824
$11,154,006
$285,427
$251,833
$4,091,278
$398,985
$380,705
$666,607
$792,333
$132,980
$865,680
$4,350
$2,566,410
$122,614
$2,744,518
$248,622

85,600
6,864
218,278
7,545
9,634
90,515
9,635
94,234
28,451
8,617
13,625
36,542
10,000
107,157
45,245
30,100
14,694

85,600
6,864
218,278
7,545
9,634
90,515
9,635
94,234
28,451
8,617
13,625
36,542
10,000
107,157
45,245
30,100
14,694









Powershres ExchTrad Fd Tr Cln Egy
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares TR Ultra S&P 500
Qualcomm, Inc.
Range Resources, Inc.
Regions Financial Corp.
Ruddick Corp.
S P D R Trust Unit
Sara Lee Corporation
SCBT Finanical Corp.
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
SPDR Gold Trust
Spectra Energy Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


85,600
6,864
218,278
7,545
9,634
90,515
9,635
94,234
28,451
8,617
13,625
36,542
10,000
107,157
45,245
30,100
14,694

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Spectra Energy Partners LP
Stericycle, Inc.
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
Sysco Corporation
Take Two Interactive Software
Target Corporation
Teekay Offshore Partners LP
Teva Pharmaceutical
Toyota Motor CP ADR
Transocean, Inc.
Triad Guaranty Inc.
U S G Corporation
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Technologies Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


84756N109
858912108
86764L108
867914103
871829107
874054109
87612E106
Y8565J101
881624209
892331307
H8817H100
895925105
903293405
903914109
904708104
907818108
913017109

$1,290,000
$1,030,600
$704,860
$388,417
$5,088,753
$96,310
$1,904,309
$424,200
$6,807,390
$4,480,817
$1,718,402
$324,962
$775,702
$430,950
$583,569
$452,245
$5,582,634

60,000
20,000
13,000
23,612
226,368
10,170
48,247
30,000
137,969
59,325
23,131
477,885
77,031
11,050
15,700
8,687
107,441

60,000
20,000
13,000
23,612
226,368
10,170
48,247
30,000
137,969
59,325
23,131
477,885
77,031
11,050
15,700
8,687
107,441









Spectra Energy Partners LP
Stericycle, Inc.
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
Sysco Corporation
Take Two Interactive Software
Target Corporation
Teekay Offshore Partners LP
Teva Pharmaceutical
Toyota Motor CP ADR
Transocean, Inc.
Triad Guaranty Inc.
U S G Corporation
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Technologies Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


60,000
20,000
13,000
23,612
226,368
10,170
48,247
30,000
137,969
59,325
23,131
477,885
77,031
11,050
15,700
8,687
107,441

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0



<         16







Vanguard Growth ETF
Vanguard Intl. Equity Index Fd.
Vanguard Mega Cap 300 Growth
Verizon Communications
VF Corporation
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yahoo, Inc.
Zimmer Holdings, Inc.



common
common
common
common
common
common
common
common
common
common
common
common


922908736
922042858
921910816
92343V104
918204108
931422109
931142103
949746101
983024100
98385X106
984332106
98956P102


$242,816
$2,564,533
$216,972
$250,081
$1,303,105
$4,457,746
$4,794,591
$2,825,271
$876,662
$4,593,810
$388,838
$925,868


5,600
80,595
6,300
8,138
23,543
151,624
98,980
116,458
19,314
120,446
24,830
21,734


5,600
80,595
6,300
8,138
23,543
151,624
98,980
116,458
19,314
120,446
24,830
21,734



Grand Total 06/30/09




$393,789,458












Vanguard Growth ETF
Vanguard Intl. Equity Index Fd.
Vanguard Mega Cap 300 Growth
Verizon Communications
VF Corporation
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yahoo, Inc.
Zimmer Holdings, Inc.


0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0


5,600
80,595
6,300
8,138
23,543
151,624
98,980
116,458
19,314
120,446
24,830
21,734


0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0




















